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Mark A. Quade Associate +1 312 609 7515 mquade@vedderprice.com

June 30, 2017

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Viking Mutual Funds (the “Registrant”) Registration Statement on Form N-14

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance by the following series of the Registrant: Kansas Municipal Fund, Maine Municipal Fund, Nebraska Municipal Fund, New Hampshire Municipal Fund and Oklahoma Municipal Fund (each, a “Successor Fund”), of shares of beneficial interest in connection with the reorganization of each of the corresponding series of Integrity Managed Portfolios of the same name (each, a “Predecessor Fund”) into the applicable Successor Fund (the “Reorganizations”).The Successor Funds are newly formed series of the Registrant that will not commence operations until the closing of the Reorganizations. Upon the closing of the Reorganizations, each Successor Fund will adopt the corresponding Predecessor Fund’s accounting and performance history such that each Predecessor Fund’s accounting and performance records will continue.

Related to this filing, the Registrant filed Post-Effective Amendment number 37 on Form N-1A on June 29, 2017 (Accession Number: 0001082744-17-000034) to register shares of the Successor Funds and which is currently scheduled to become effective seventy-five days after filing, pursuant to Rule 485(a) of the Securities Act of 1933, as amended. In light of the similarities between the Registrant’s Registration Statements filed herewith and filed on June 29, 2017 (Accession Number: 0001082744-17-000034) the Registrant respectfully requests concurrent review and comment by the Commission staff.

Please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7515 if you have any questions or comments regarding the filing.

Very truly yours,

/s/ Mark A. Quade
Mark A. Quade

MAQ/bjp

Enclosures

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